STOCKHOLDERS’ (DEFICIT) EQUITY (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross proceed	$ 696	$ 118,791			$ 1,600,000
Other expenses	273	$ 4,382
Number of shares issued		0	0	0
Warrants exercised				366,892	58,569
Proceeds from warrants				$ 2,963,658	$ 609,118
Warrant Outstanding		$ 1,573,098		1,573,098
Number of shares sold		22,524
Warrants to purchase		$ 1,573,098		$ 1,573,098
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase	$ 1,573,098		$ 1,573,098
Options issued to purchase units	9,710	9,710	9,710	9,710
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options issued to purchase units	9,710	9,710	9,710	9,710